Financial result, net	12 Months Ended
Dec. 31, 2022
Disclosure of Finance Income (Expense) [Abstract]
Financial result, net
28 Financial result, net

	2022	2021	2020
Financial income:
Interest on financial investments	388,675	101,326	93,667
Interest from customers	128,052	109,999	132,155
Changes in subscription warrants (see Note 24)	5,099	33,180	-
Selic interest on PIS/COFINS credits	35,268	201,795	121,565
Update of provisions and other income	149,595	13,854	10,279
	706,689	460,154	357,666

Financial expenses:
Interest on loans and debentures	(1,465,259)	(716,969)	(658,980)
Interest on leases payable	(128,069)	(110,878)	(109,318)
Bank charges, financial transactions tax, and other taxes	(119,828)	(70,801)	(46,878)
Exchange variations, net of gain (loss) on hedging instruments	(458,032)	(239,106)	(58,944)
Changes in subscription warrants – indemnification (see Note 24)	-	-	(17,353)
Update of provisions, net, and other expenses	(4,709)	(85,132)	(16,541)
	(2,175,897)	(1,222,886)	(908,014)
Financial result, net	(1,469,208)	(762,732)	(550,348)